Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
Twelve months ending June 30,	Lease expense
2022	$1,045,953
2023	639,010
2024	429,168
Total	$2,114,131